LONG TERM INCENTIVE PLANS ("LTIP") (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of share-based payment arrangements [Abstract]
Disclosure of other award share activity
The following table provides a continuity of the share-settled PSUs and RSUs:

(number of share units - 000's)	PSUs	RSUs
Outstanding, December 31, 2016	6,238	8,436
Granted	2,124	4,578
Forfeited	(486)	(2,195)
Exercised	(1,104)	(3,436)
Performance adjustment	(1,738)	—
Outstanding, December 31, 2017	5,034	7,383
Granted	—	3,006
Forfeited	(1,449)	(2,444)
Exercised	(826)	(3,045)
Performance adjustment	(138)	—
Outstanding, December 31, 2018	2,621	4,900
The following table provides a continuity of the cash-settled LTIP:

(number of share units - 000's)	Cash-settled RSUs	Phantom DSUs
Outstanding, December 31, 2016	4,229	1,346
Granted	3,163	492
Forfeited	(3,148)	—
Exercised	(1,341)	(462)
Outstanding, December 31, 2017	2,903	1,376
Granted	—	847
Forfeited	(1,312)	—
Exercised	(887)	(155)
Outstanding, December 31, 2018	704	2,068

Disclosure of option award activity
The following table provides a continuity of stock options outstanding at December 31:

	2018
(number of option units - 000's)	Number outstanding	Weighted average price
Outstanding, December 31, 2017	—	$—
Granted	9,468	$0.87
Forfeited	(141)	$0.87
Exercised	—	$—
Outstanding, December 31, 2018	9,327	$0.87

Disclosure of range of exercise prices of outstanding options
The range of exercise prices of stock options outstanding and exercisable at December 31, 2018 was as follows:

Range of exercise prices	Number outstanding (thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable (thousands)	Weighted average exercise price
$0.87 - $1.05	9,327	6.49	$0.87	—	$—

Summary of share based compensation
Total share based compensation expenses are included in both general and administrative and operating expenses on the Consolidated Statements of Income (Loss) and are composed of the following:

	Year ended
	December 31, 2018	December 31, 2017
Non-cash PSU and RSU expense	$3.5	$5.0
Non-cash stock options expense	1.5	—
Amounts capitalized in the period	(0.2)	(0.1)
Non-cash share based compensation expense	$4.8	$4.9
Cash-settled RSUs (reduction) expense	($0.5)	($0.2)
Cash-settled Phantom DSUs (reduction) expense	$0.1	($0.6)
Total share based compensation expense	$4.4	$4.1
Estimated fair values for the stock options outstanding were calculated using the following weighted average assumptions:

Fair value per option	$0.46
Risk free interest rate	1.93%
Expected volatility (1)	65.86%
Expected life (years)	4.4
Expected forfeiture rate	15.0%